ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2019
ADVANCES TO SUPPLIERS
Summary of advances to suppliers

Advances to suppliers are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Advance to subscribe tokens	14,070,581	10,094,972	1,450,052
Company registration fee	1,383,962	794,692	114,150
Advertising fee	255,259	255,259	36,666
Financing fee	—	—	—
Other	98,240	101,685	14,606

	15,808,042	11,246,608	1,615,474